Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Long-term loans from related party	$ 974	$ 941
Other long-term loan	155	149
Lease liabilities	94	179
Total	1,223	1,079
2024 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Long-term loans from related party	974
Other long-term loan	66	31
Lease liabilities	94	94
Total	1,134	114
2025 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Long-term loans from related party
Other long-term loan	31	30
Lease liabilities
Total	31	20
2026 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Long-term loans from related party
Other long-term loan	30	29
Lease liabilities
Total	30	20
2027 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Long-term loans from related party
Other long-term loan	28	27
Lease liabilities
Total	$ 28	20
2023 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Long-term loans from related party		941
Other long-term loan		32
Lease liabilities		85
Total		$ 905